DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Non-U.S. currency translation (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Accumulated other comprehensive income (loss), foreign currency translation adjustment, net of tax	$ (6,569)	$ 10,137
Accumulated other comprehensive income (loss)	73,972	224,888	$ 315,244	$ 477,570
Foreign currency translation adjustments
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Accumulated other comprehensive income (loss)	$ (45,155)	$ (38,586)